Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Operating expenses:
Cost of revenue	$ 515	$ 1,631	$ 1,967	$ 3,375
Research and development	12,731	5,589	37,850	14,442
Selling, general and administrative	11,869	4,161	29,705	5,713
Total operating expenses	25,115	11,381	69,522	23,530
Loss from operations	(25,115)	(11,381)	(69,522)	(23,530)
Other income (expense):
Change in fair value of convertible preferred stock warrants and common stock warrants	67,800	(4,781)	(56,141)	(13,789)
Issuance of convertible preferred stock warrants			0	(1,476)
Change in fair value of convertible promissory notes			0	(2,422)
Gain on extinguishment of paycheck protection program loan			0	1,628
Interest expense, net			(187)	(107)
Other income (expense), net	22	(3)	(24)	46
Total other income (expense), net	67,822	(4,784)	(56,352)	(16,120)
Net income (loss)	$ 42,707	$ (16,165)	$ (125,874)	$ (39,650)
Net income (loss) per share, basic	$ 0.28	$ (0.17)
Weighted average number of common shares outstanding, basic	151,648,439	95,816,889
Net loss per share, diluted	$ (0.16)	$ (0.17)
Weighted average number of common shares outstanding, diluted	153,338,462	95,816,889
Net loss per share, basic and diluted			$ (1.07)	$ (0.49)
Weighted average number of common shares outstanding, basic and diluted			117,218,893	80,367,324